Cover	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity File Number	001-36404
Entity Registrant Name	INPIXON
Entity Central Index Key	0001529113
Entity Tax Identification Number	88-0434915
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2479 E. Bayshore Road
Entity Address, Address Line Two	Suite 195
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	408
Local Phone Number	702-2167
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	INPX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false